Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Cidara Therapeutics, Inc. 2024 Equity Incentive Plan, as amended (Common Stock, $0.0001 par value per share)
Amount Registered | shares	2,880,000
Proposed Maximum Offering Price per Unit	61.243
Maximum Aggregate Offering Price	$ 176,379,840.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 27,003.75
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share ("Common Stock"), of Cidara Therapeutics, Inc. (the "Registrant") that become issuable under the Cidara Therapeutics, Inc. 2024 Equity Incentive Plan, as amended (the "2024 EIP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. This estimate is made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on August 5, 2025, as reported on the Nasdaq Capital Market. Represents an increase in the number of shares of Common Stock reserved for issuance under the 2024 EIP pursuant to an amendment to the 2024 EIP approved by the Board of Directors of the Registrant on March 14, 2025, subject to stockholder approval, which was obtained at the Registrant's Annual Meeting of Stockholders held on June 18, 2025.